Note 3 - Equity Compensation Plans and Capital Stock (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair Value
	Shares	Per Share
Unvested at March 31, 2024	64,487	$6.62
Granted	4,026	14.90
Vested	(50,487)	7.12
Unvested at March 31, 2025	18,026	$7.07
Granted	142,276	16.94
Vested	(18,026)	7.73
Unvested at March 31, 2026	142,276	$16.86